Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 JPY (¥) Segment	Mar. 31, 2025 JPY (¥)
Property, Plant, and Equipment [Line Items]
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Restricted cash	¥ 0	¥ 19,470,000
Allowance for credit loss	591,000	203,000
Impairments of long-lived assets	0	0
Advertising and marketing costs	¥ 282,967,000	¥ 49,560,000
Software [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset useful life	5 years
Software [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset useful life	10 years
Patents [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset useful life	8 years
Trademarks [Member]
Property, Plant, and Equipment [Line Items]
Intangible asset useful life	10 years
ZESTO Consulting LLC [Member]
Property, Plant, and Equipment [Line Items]
Amount paid to counterparty	¥ 19,470,000